Goodwill and Intangible Assets (Schedule of Amortization of Intangibles for the Next Five Years) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 128,561
2018	106,175
2019	84,389
2020	59,125
2021	$ 50,845